Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
NOTE 25	Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of ASC 260:

	December 31, 2013		December 31, 2012		December 31, 2011
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$244,750		244,280		220,559
Less income allocated to nonvested awards	(1,595)	1,595	(800)	800	(805)	805

Net income allocated to common stock for EPS calculation(a)	$243,155	1,595	243,480	800	219,754	805

Average common shares outstanding(b)	187,145	1,246	187,403	627	191,239	707

Basic EPS(a)/(b)	$1.30	1.28	1.30	1.28	1.15	1.14

Diluted EPS:
Net income	$244,750		244,280		220,559
Less income allocated to nonvested awards	(1,585)	1,585	(796)	796	(804)	804

Net income allocated to common stock for EPS calculation(c)	$243,165	1,585	243,484	796	219,755	804

Average common shares outstanding	187,145	1,246	187,403	627	191,239	707
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,648		1,262		345

Average common and common equivalent shares outstanding(d)	188,793	1,246	188,665	627	191,584	707

Diluted EPS(c)/(d)	$1.29	1.27	1.29	1.27	1.15	1.14

The diluted EPS calculation excludes stock options and nonvested awards that are convertible into 1.9 million, 2.9 million and 3.6 million common shares for the years ended December 31, 2013, 2012 and 2011, respectively, because their inclusion would have been anti-dilutive.